Securities - Aggregate Amortized Costs and Fair Values of Available-for-Sale Securities Portfolio (Detail) - USD ($) $ in Thousands	Sep. 30, 2016	Dec. 31, 2015		Dec. 31, 2014
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost including certificate of deposit		$ 59,628
Gross Unrealized Gains including certificate of deposit		413
Fair Value including certificate of deposit		59,825		$ 42,604
Amortized Cost	$ 51,769	53,924		42,536
Gross Unrealized Gains	871	382		267
Gross Unrealized (Losses)	(77)	(216)		(199)
Fair Value	52,563	54,090	[1]	42,604
Corporate Bonds
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	6,945	3,950
Gross Unrealized Gains	58
Gross Unrealized (Losses)		(5)
Fair Value	7,003	3,945
US Government Agencies
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	25,461	21,375		16,969
Gross Unrealized Gains	272	69		33
Gross Unrealized (Losses)	(56)	(156)		(37)
Fair Value	25,677	21,288		16,965
State and Municipal Obligations
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	19,363	28,599		23,335
Gross Unrealized Gains	541	313		226
Gross Unrealized (Losses)	(21)	(55)		(160)
Fair Value	$ 19,883	28,857		23,401
Certificates of Deposit
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost		5,704		2,232
Gross Unrealized Gains		31		8
Gross Unrealized (Losses)				(2)
Fair Value		$ 5,735		$ 2,238

[1]	Derived from Audited December 31, 2015 Financial Statements